Significant Accounting Policies (Details) - Schedule of Lease Payments Receivable ¥ in Thousands	Jun. 30, 2023 CNY (¥)
Schedule Of Lease Payments Receivable [Abstract]
2023	¥ 80,875
2024	79,904
2025	30,619
2026	13,332
2027	8,615
Thereafter	68,842
Total	¥ 282,187